Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted earnings per share, excluded shares having anti-dilutive effect	17,492	33,511	129,641
Class B Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible Class B common stock outstanding	2,706,338	2,846,334	2,858,592